ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
Note 4. ACCOUNTS RECEIVABLE

The components of accounts receivable at December 31, are detailed as follows:

	December 31,	December 31,
	2012	2011

Accounts Receivable Gross	$12,336,000	$6,992,000
Allowance for Doubtful Accounts	(705,000)	(950,000)
Accounts Receivable Net	$11,631,000	$6,042,000

The allowance for doubtful accounts for the years ended December 31, 2012 and 2011 is as follows:

	Balance at	Charged to Costs	Deductions From	Balance at End of
	Beginning of Year	and Expenses	Reserves	Year
Year ended December 31, 2012
Allowance for Doubtful Accounts	$950,000	$262,000	$507,000	$705,000
Year ended December 31, 2011
Allowance for Doubtful Accounts	$523,000	$427,000	$-	$950,000